Notes to the consolidated financial statements (Tables)	3 Months Ended
Mar. 31, 2023
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Belgium
GSK	23,746	6,473
Switzerland
CRISPR	180	209
Netherlands
Genmab	447	447
Total	24,373	7,129

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
	Upfront and milestone	in contract	in contract	for three months ended
	payments	liabilities at	liabilities at	March 31,
Customer	March 31, 2023	December 31, 2022	March 31, 2023	2022	2023

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	102,804	99,180	17,719	3,624
CRISPR	USD 3,000k (EUR 2,524k)*	929	852	77	77
Genmab	USD 10,000k (EUR 8,937k)*	3,575	3,128	447	447
Total		107,308	103,160	18,243	4,148

* Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	March 31,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	3,379
Contract assets	2,707	2,464
Contract liabilities	107,308	103,160

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Personnel	(7,937)	(8,188)
Materials	(22,828)	(4,534)
Third-party services	(964)	(5,453)
Maintenance and lease	(231)	(580)
Amortization and depreciation	(5,168)	(1,170)
Other	(104)	(710)
Total	(37,232)	(20,634)

Selling and distribution expenses consist of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Personnel	(197)	(716)
Amortization and depreciation	(17)	—
Other	(57)	(108)
Total	(271)	(824)

R&D expenses consists of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Materials	(17,287)	(3,489)
Personnel	(7,054)	(11,037)
Amortization and depreciation	(1,013)	(1,725)
Patents and fees to register a legal right	(1,855)	(857)
Third-party services	16,800	(4,692)
Maintenance and lease	(36)	(1,766)
Other	(341)	(684)
Total	(10,786)	(24,251)

General and administrative expenses consist of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Personnel	(9,781)	(9,098)
Maintenance and lease	(1,300)	(1,301)
Third-party services	(5,283)	(7,002)
Legal and other professional services	(2,325)	(1,629)
Amortization and depreciation	(2,938)	(3,106)
Other	(2,939)	(1,152)
Total	(24,566)	(23,287)

Schedule of other operating income

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Compensation for CMO/Material transfer	33,012	1,544
Sale of equipment	310	308
Grants and other cost reimbursements from government agencies and similar bodies	69	2
Other	45	152
Total	33,436	2,006